Inventory	12 Months Ended
May 31, 2014
Inventory Disclosure [Abstract]
Inventory
7.	INVENTORY

Inventory consisted of the following:

	As of May 31,
	2013	2014
	US$	US$
Course materials in schools	6,583	5,690
Publications in bookstores	15,957	16,676

	22,540	22,366

Inventory was marked down to the lower of cost or market value, in the amount of US$213 and US$416 for the years ended May 31, 2013 and 2014, respectively.